Financial instruments: (Details)	9 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Accounts payable and accrued liabilities USD ($)	Dec. 31, 2011 Unsecured subordinated debentures USD ($)	Dec. 31, 2011 Long-term payable USD ($)	Dec. 31, 2011 Senior financing USD ($)	Dec. 31, 2011 Senior revolving financing USD ($)	Dec. 31, 2011 Other bank financing USD ($)	Dec. 31, 2011 Other long-term debt USD ($)	Dec. 31, 2011 Operating lease commitments USD ($)	Dec. 31, 2011 Royalty payments USD ($)	Dec. 31, 2011 Royalty payments Minimum CAD	Dec. 31, 2011 Royalty payments Minimum USD ($)	Dec. 31, 2011 Royalty payments Maximum USD ($)	Dec. 31, 2011 Royalty payments Maximum CAD
Financial instruments:
Cash, cash equivalents, and short-term investments	$ 85,677,000
Contractual maturities of financial obligations
Carrying amount	141,952,000	55,807,000	35,398,000	9,330,000	24,871,000	11,360,000	2,557,000	2,629,000
Contractual cash flows	192,788,000	55,807,000	44,077,000	9,859,000	28,791,000	14,386,000	2,720,000	2,845,000	10,568,000	23,735,000
Contractual cash flows in less than one year	86,764,000	55,807,000	2,246,000		8,124,000	12,191,000	1,711,000	1,236,000	4,122,000	1,327,000
Contractual cash flows in second and third year	71,134,000		41,831,000	9,859,000	8,866,000	1,033,000	470,000	1,347,000	5,073,000	2,655,000
Contractual cash flows in fourth and fifth year	32,307,000				9,493,000	1,033,000	395,000	260,000	1,373,000	19,753,000
Contractual cash flows after fifth year	2,583,000				2,308,000	129,000	144,000	2,000
Interest rate (as a percent)			9.00%	3.72%
Effective interest rate at period end (as a percent)					4.10%	4.10%
Annual royalty payable											1,350,000	1,327,000
Annual royalty payable as a percentage of gross annual revenue											0.33%
Gross revenue for payment of royalty											13,500,000
Annual royalty payable													$ 27,718,000	28,189,000